Segment Information - Combined income statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,763,000,000	$ 7,362,000,000	$ 7,149,000,000
Sales to former parent		0	4,000,000
Other revenues	70,000,000	146,000,000	0
Net sales and other revenues	6,833,000,000	7,508,000,000	7,153,000,000
Segment contribution	1,091,000,000	1,537,000,000	1,446,000,000
Amortization of intangible assets	(1,078,000,000)	(1,084,000,000)	(1,019,000,000)
Impairment charges on intangible assets	(167,000,000)	0	(378,000,000)
General & administration (corporate)	(232,000,000)	(216,000,000)	(206,000,000)
Separation costs	(217,000,000)	(237,000,000)	0
Spin readiness costs	0	(72,000,000)	(32,000,000)
Transformation costs	(49,000,000)	(52,000,000)	0
Payables contingent consideration	(63,000,000)	(75,000,000)	(62,000,000)
Past service costs for post-employment benefit plan amendments	154,000,000	(2,000,000)	(1,000,000)
Other	(47,000,000)	(136,000,000)	(120,000,000)
Operating (loss)	(482,000,000)	(187,000,000)	(248,000,000)
Interest expense	(124,000,000)	(113,000,000)	(24,000,000)
Other financial income & expense	(29,000,000)	(32,000,000)	(28,000,000)
(Loss) before taxes	(635,000,000)	(332,000,000)	(300,000,000)
Depreciation of property, plant & equipment	(293,000,000)	(267,000,000)	(239,000,000)
Depreciation of right-of-use assets	(79,000,000)	(66,000,000)	0
Impairment charges on property, plant & equipment, net	(6,000,000)	(8,000,000)	(2,000,000)
Equity-based compensation	(113,000,000)	(114,000,000)	(93,000,000)
Contingent Consideration Asset (Liability), Fair Value Adjustment	63,000,000	75,000,000	62,000,000
Unallocated amounts [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	0	0	0
Depreciation of right-of-use assets	0	0	0
Impairment charges on property, plant & equipment, net	0	0	0
Equity-based compensation	(13,000,000)	(15,000,000)	(12,000,000)
Surgical [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,710,000,000	4,174,000,000	3,999,000,000
Sales to former parent		0	2,000,000
Other revenues	0	0	0
Net sales and other revenues	3,710,000,000	4,174,000,000	4,001,000,000
Segment contribution	672,000,000	957,000,000	846,000,000
Impairment charges on intangible assets	(66,000,000)	0	(378,000,000)
Surgical [member] | Operating segments [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	(122,000,000)	(112,000,000)	(114,000,000)
Depreciation of right-of-use assets	(47,000,000)	(42,000,000)	0
Impairment charges on property, plant & equipment, net	(6,000,000)	(3,000,000)	(1,000,000)
Equity-based compensation	(55,000,000)	(55,000,000)	(45,000,000)
Vision Care [member]
Disclosure of operating segments [line items]
Net sales to third parties	3,053,000,000	3,188,000,000	3,150,000,000
Sales to former parent		0	2,000,000
Other revenues	70,000,000	146,000,000	0
Net sales and other revenues	3,123,000,000	3,334,000,000	3,152,000,000
Segment contribution	419,000,000	580,000,000	600,000,000
Impairment charges on intangible assets	(101,000,000)	0	0
Vision Care [member] | Operating segments [member]
Disclosure of operating segments [line items]
Depreciation of property, plant & equipment	(171,000,000)	(155,000,000)	(125,000,000)
Depreciation of right-of-use assets	(32,000,000)	(24,000,000)	0
Impairment charges on property, plant & equipment, net	0	(5,000,000)	(1,000,000)
Equity-based compensation	$ (45,000,000)	$ (44,000,000)	$ (36,000,000)